Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (5,535)	$ (60,140)
Adjustments to reconcile net loss to net cash used in operating activities:
Provision for credit losses	6,278	2,654
Depreciation and amortization	2,978	1,813
Amortization of right-of-use assets	430	392
Loss on disposal of property, software and equipment	3	12
Deferred income tax benefit	(599)	(750)
Financing expense related to issuance of GEM Warrants	300	303
Accrued liability for GEM litigation	2,811
Share-based compensation of subsidiary	742	745
Share-based compensation of the Group		62,040
Fair value income from short-term investments		(493)
Interest expense		146
Changes in operating assets and liabilities:
Accounts receivable	(26,603)	(24,689)
Prepaid expenses and other current assets	(6,121)	(7,492)
Accounts payable	18,389	26,277
Deferred revenue	(320)	(1,029)
Accrued expenses and other current liabilities	(2,050)	(2,458)
Tax payable	519	365
Operating lease liabilities	(369)	(321)
Amount due to related parties	(109)
Total net cash used in operating activities	(9,256)	(2,625)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, software and equipment	(23)	(245)
Proceeds from disposal of property, software and equipment	1
Purchase of short-term investment	(246)	(20,603)
Proceeds from the redemption of short-term investment	233	21,283
Acquisition of non-controlling interests	(2,214)
Purchase of other non-current assets	(5,362)	(7,725)
Total net cash used in investing activities	(7,611)	(7,290)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term loan	52,119	56,979
Repayments of short-term loan	(54,215)	(56,771)
Repayments of payables to a related party	(9,798)
Shares repurchase	(15,760)
Proceeds from issuance of ordinary shares, net of issuance cost	41,631
Total net cash provided by financing activities	13,977	208
Effect of exchange rate changes	380	(159)
Net change in cash and restricted cash	(2,510)	(9,866)
Cash and restricted cash, beginning of the period	29,512	33,595
Cash and restricted cash, end of the period	27,002	23,729
Reconciliation of cash and restricted cash to the unaudited condensed consolidated balance sheets:
Cash	24,305	20,886
Restricted cash	2,697	2,843
Total cash and restricted cash	27,002	23,729
Supplemental disclosures of cash flow information:
Income tax paid	371	535
Interest expense paid	1,757	1,872
Supplemental disclosures of non-cash flow information:
Obtaining right-of-use assets in exchange for operating lease liabilities	87	88
Prepaid financing expense related to issuance of GEM Warrants	$ 534	$ 1,138